Consolidated Statement of Financial Position - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Goodwill	£ 5,965	£ 6,392
Intangible assets	3,194	3,604
Investments in joint ventures	102	102
Other investments	141	137
Property, plant and equipment	209	242
Deferred tax assets	405	444
Net pension assets	22
Derivative financial instruments	86	49
Non-current assets	10,124	10,970
Current assets
Inventories and pre-publication costs	197	209
Trade and other receivables	1,822	1,956
Derivative financial instruments	29	20
Cash and cash equivalents	111	162
Current assets	2,159	2,347
Assets held for sale		6
Total assets	12,283	13,323
Current liabilities
Trade and other payables	3,237	3,425
Derivative financial instruments	32	85
Borrowings	678	1,159
Taxation	560	612
Provisions	19	23
Current liabilities	4,526	5,304
Non-current liabilities
Derivative financial instruments	25	110
Borrowings	4,208	3,684
Deferred tax liabilities	738	1,137
Net pension obligations	350	636
Provisions	62	89
Non-current liabilities	5,383	5,656
Liabilities associated with assets held for sale		5
Total liabilities	9,909	10,965
Net assets	2,374	2,358
Capital and reserves
Share capital	224	226
Share premium	3,104	3,003
Shares held in treasury	(1,631)	(1,471)
Translation reserve	169	727
Other reserves	487	(165)
Shareholders' equity	2,353	2,320
Non-controlling interests	21	38
Total equity	£ 2,374	£ 2,358